STOCKHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE I – STOCKHOLDERS’ EQUITY

During the fourth quarter of 2021, the Company issued stock at a value of $140,970 which was recorded as a stock subscription receivable as the cash had not been received at year end. The Company received the proceeds in fiscal year 2022.

During the first quarter of 2022, the Company issued a total of 5,000 shares of common stock for the exercise of 5,000 common stock purchase warrants at an exercise price of $5.00 per share for total proceeds of $25,000.

During the third quarter of 2022, the Company issued 25,000 common share pursuant to the Recession Agreement. The shares were valued at $5.00 per share for a total of $125,000 stock compensation. See NOTE H – WARRANTS for further information.

During the third quarter of 2022, the Company issued 119,000 shares of common stock in consideration for the exchange of 17 registered links which satisfied $560,000 of payables.

Effective April 22, 2022, 2,280,000 shares of Series A Preferred Stock were automatically converted into a total of 2,280,000 shares of common stock in accordance with the applicable Certificate of Designation.

Effective April 22, 2022, 2,811,000 shares of Series B Preferred Stock were automatically converted into a total of 2,811,000 shares of common stock in accordance with the applicable Certificate of Designation.

During the second quarter of 2023, the Company converted $50,000 of Notes and $50,000 of 2023 Notes into common stock along with $4,399 of accrued interest. The total shares issued for the conversion was 20,879. Additionally, 20,879 warrants were issued along with the common stock, which were valued at $17,792, which was recorded as additional paid in capital.

During the second quarter of 2023, the Company cancelled the 5,000 subscription payable shares owed pursuant to the Consulting Agreement. The subscription payable shares were originally recorded upon the signing of the Consulting Agreement, but were never issued. Subsequently, the Company entered into the Recession Agreement which rescinded and terminated the Consulting Agreement. Accordingly, the subscription payable shares have been removed.